Schedule of geographical information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 11,259,716	$ 12,736,547	$ 35,370,503	$ 39,901,966
Seamless Group Inc [Member]
Revenue					$ 53,255,361	$ 55,500,917
Seamless Group Inc [Member] | HONG KONG
Revenue					9,726,364	8,647,764
Seamless Group Inc [Member] | MALAYSIA
Revenue					29,317,906	36,742,314
Seamless Group Inc [Member] | INDONESIA
Revenue					$ 14,211,091	$ 10,110,839